Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Financial Information of the Parent Company
Cost of revenues	¥ (3,567,690)	$ (517,266)	¥ (3,849,682)	¥ (2,388,299)
General and administrative	(213,592)	(30,968)	(240,749)	(202,963)
Foreign exchange loss			952	(1,510)
Other income/(loss), net	(26,068)	(3,780)	(33,964)	49,218
Income/(loss) before income tax	4,588	665	(179,203)	19,824
Income tax expense	(21,002)	(3,045)	(12,027)	(25,428)
Net income/(loss) attributable to ordinary shareholders of Quhuo Limited	(13,130)	(1,904)	(157,907)	3,430
Comprehensive income/(loss)	(2,284)	(331)	(194,646)	(19,216)
Parent company | Reportable Legal Entities [Member]
Condensed Financial Information of the Parent Company
Cost of revenues				(2,175)
General and administrative	(8,722)	(1,264)	(2,241)	(85,919)
Foreign exchange loss	(5)	(1)	692	(1,515)
Other income/(loss), net	(49,664)	(7,201)	(52,804)	35,527
Share of gain/(loss) in subsidiaries, the VIE and the VIE' subsidiaries	45,261	6,562	(103,554)	57,512
Income/(loss) before income tax	(13,130)	(1,904)	(157,907)	3,430
Net income/(loss) attributable to ordinary shareholders of Quhuo Limited	(13,130)	(1,904)	(157,907)	3,430
Comprehensive income/(loss)	¥ (13,130)	$ (1,904)	¥ (157,907)	¥ 3,430